Long-term Investments (Tables)	12 Months Ended
Jul. 31, 2020
Disclosure Of Long Term Investment Abstract
Schedule of long-term investments

	Fair value July 31, 2019	Investment/ Transfer	Divestiture	Change in fair value	Fair value July 31, 2020
	$	$	$	$	$
Level 1 Investments
Fire and Flower common shares	—	1,232	—	60	1,292
Inner Spirit common shares	3,000	—	(643)	(1,097)	1,260
Other long-term investments	—	517	—	—	517
Level 2 Investments
Inner Spirit common share purchase warrants	403	—	—	(403)	—
Level 3 Investments
Greentank Technologies	6,574	—	—	(6,574)	—
Neal Brothers Inc.	4,000	—	—	(4,000)	—
Segra International Corp.	300	—	—	(160)	140
Total	14,277	1,749	(643)	(12,174)	3,209
	Fair value July 31, 2018	Investment	Divesture	Change in fair value	Fair value July 31, 2019
	$	$	$	$	$
Level 1 Investments
Fire & Flower Inc. common shares	—	2,970	(2,493)	(477)	—
Fire & Flower Inc. common share purchase warrants[1]	—	505	(262)	(243)	—
Inner Spirit common shares[1]	—	2,850	—	150	3,000
Level 2 Investments
Inner Spirit common share purchase warrants[1]	—	414	—	(11)	403
Level 3 Investments
Greentank Technologies[1]	—	6,723	—	(149)	6,574
Neal Brothers Inc. [1]	—	4,000	—	—	4,000
Segra International Corp.	100	—	—	200	300
Total	100	17,462	(2,755)	(530)	14,277

[1] Acquired in the Newstrike acquisition on May 24, 2019 at fair market value